Group Companies (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Nefecon AB
Group Companies
Equity interest	100.00%	100.00%	100.00%
Calliditas NA Enterprises Inc
Group Companies
Equity interest	100.00%	100.00%	100.00%
Calliditas Therapeutics US Inc,
Group Companies
Equity interest	100.00%	100.00%
Calliditas Therapeutics France SAS
Group Companies
Equity interest	100.00%	100.00%	86.20%
Calliditas Therapeutics Suisse SA
Group Companies
Equity interest	100.00%	100.00%	86.20%